Villere Equity Fund

SCHEDULE OF INVESTMENTS at November 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 91.7%
Administrative & Support Services: 3.7%
21,900	TTEC Holdings, Inc.	$1,848,141

Amusement, Gambling & Recreation Industries: 4.1%
22,925	Caesars Entertainment, Inc. [1]	2,064,855

Broadcasting: 3.6%
58,670	ViacomCBS, Inc. - Class B	1,815,837

Chemical Manufacturing: 6.6%
20,320	Ligand Pharmaceuticals, Inc. [1]	3,290,214

Computer & Electronic Product Manufacturing: 11.4%
50,920	ON Semiconductor Corp. [1]	3,128,016
5,470	Roper Technologies, Inc.	2,538,900
		5,666,916
Credit Intermediation: 20.1%
18,650	Euronet Worldwide, Inc. [1]	1,890,550
67,890	First Hawaiian, Inc.	1,782,113
128,190	Kearny Financial Corp.	1,629,295
83,130	Open Lending Corp. - Class A [1]	1,931,941
140,080	Paya Holdings, Inc. - Class A [1]	902,115
9,435	Visa, Inc. - Class A	1,828,220
		9,964,234
Health Care Equipment Manufacturing: 13.5%
10,490	STERIS PLC	2,292,380
9,715	Stryker Corp.	2,298,860
7,060	Teleflex, Inc.	2,099,785
		6,691,025
Insurance Carriers & Related Activities: 8.9%
31,610	Palomar Holdings, Inc. [1]	2,310,059
22,665	The Progressive Corp.	2,106,485
		4,416,544
Mining: 5.4%
72,030	Freeport-McMoRan, Inc.	2,670,873

Professional, Scientific & Technical Services: 3.0%
48,090	Ebix, Inc.	1,469,631

Publishing Industries: 2.8%
66,435	Porch Group, Inc. [1]	1,397,792

Sporting & Recreation Goods: 5.5%
4,900	Pool Corp.	2,715,188

Truck Transportation: 3.1%
7,990	J.B. Hunt Transport Services, Inc.	1,527,368

TOTAL COMMON STOCKS
(Cost $33,251,507)		45,538,618

SHORT-TERM INVESTMENTS: 9.2%
Money Market Funds: 9.2%
4,552,907	Invesco Government & Agency Portfolio - Institutional Class, 0.026% [2]	4,552,907

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,552,907)		4,552,907

TOTAL INVESTMENTS IN SECURITIES: 100.9%
(Cost $37,804,414)		50,091,525
Liabilities in Excess of Other Assets: (0.9)%		(467,595)
TOTAL NET ASSETS: 100.0%		$49,623,930

[1]	Non-income producing security.
[2]		Annualized seven-day effective yield as of November 30, 2021.

Villere Equity Fund
Summary of Fair Value Exposure at November 30, 2021 (Unaudited)

The Villere Equity Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$45,538,618	$-	$-	$45,538,618
Short-Term Investments	4,552,907	-	-	4,552,907
Total Investments in Securities	$50,091,525	$-	$-	$50,091,525